Dividend per ordinary share (Tables)	12 Months Ended
Dec. 31, 2025
Dividend per ordinary share [abstract]
Schedule of dividends to shareholders of the parent

Dividends to shareholders of the parent
	Per ordinary share (in EUR)	Total (in EUR million)
Dividends on ordinary shares:
In respect of 2023
- Interim dividend, paid August 2023	0.350	1,260
- Final dividend, paid May 2024	0.756	2,497
Total dividend in respect of 2023	1.106	3,757
In respect of 2024
- Interim dividend, paid August 2024	0.350	1,129
- Final dividend, paid May 2025	0.710	2,152
Total dividend in respect of 2024	1.060	3,281
In respect of 2025
- Interim dividend, paid August 2025	0.350	1,039
- Final dividend declared	0.736	2,125
Total dividend for the period ending 31 December 2025	1.086	3,164